Subsequent Events (Details) - USD ($) $ in Millions			4 Months Ended
	Jul. 17, 2023	Nov. 14, 2022	Jun. 30, 2023	Mar. 06, 2023
Subsequent Event [Line Items]
Number of positions eliminated, period percent		40.00%
Expected cost		$ 1.8
Subsequent Event
Subsequent Event [Line Items]
Expected non-cash expense				$ 0.3
Subsequent Event | Neoleukin [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Business combination termination fee	$ 12.0
Business combination reimbursement of expenses	1.0
Subsequent Event | Neurogene [Member] | Neoleukin [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Business combination termination fee	3.0
Business combination reimbursement of expenses	$ 1.0
Subsequent Event | Forecast [Member]
Subsequent Event [Line Items]
Number of positions eliminated, period percent			70.00%
Subsequent Event | Minimum
Subsequent Event [Line Items]
Expected cost				2.5
Subsequent Event | Maximum
Subsequent Event [Line Items]
Expected cost				$ 3.0